UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22309

(Investment Company Act file number)

Transparent Value Trust

(Exact name of registrant as specified in charter)

330 Madison Ave

10th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

(212) 518-5344

(Registrant’s telephone number)

Armen Arus

Transparent Value Trust

330 Madison Ave

10th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – March 31, 2015

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Directional Allocation VI Portfolio

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 98.01%
Consumer Discretionary 17.10%
Amazon.com, Inc.(a)	142	$52,838
AMC Networks, Inc. - Class A(a)	2,430	186,235
AutoNation, Inc.(a)	2,963	190,609
CarMax, Inc.(a)	1,260	86,953
Chipotle Mexican Grill, Inc.(a)	88	57,248
Comcast Corp. - Class A	2,189	123,613
Darden Restaurants, Inc.	1,228	85,150
DIRECTV(a)	666	56,677
Expedia, Inc.	1,154	108,626
Foot Locker, Inc.	1,142	71,946
The Home Depot, Inc.	654	74,301
Lear Corp.	1,369	151,713
Lennar Corp. - Class A	4,929	255,371
MGM Resorts International(a)	2,972	62,501
Michael Kors Holdings, Ltd.(a)	2,588	170,161
The Priceline Group, Inc.(a)	79	91,968
Scripps Networks Interactive, Inc. - Class A	908	62,252
TRW Automotive Holdings Corp.(a)	1,513	158,638
Twenty-First Century Fox, Inc. - Class A	1,664	56,310
Ulta Salon Cosmetics & Fragrance, Inc.(a)	671	101,220
The Walt Disney Co.	480	50,347
Williams-Sonoma, Inc.	1,252	99,797
Wynn Resorts, Ltd.	397	49,974

		2,404,448

Consumer Staples 6.19%
Avon Products, Inc.	5,671	45,311
Church & Dwight Co., Inc.	382	32,630
Coca-Cola Enterprises, Inc.	741	32,752
Constellation Brands, Inc., Class A(a)	394	45,787
CVS Health Corp.	659	68,015
The Estee Lauder Cos., Inc. - Class A	931	77,422
Herbalife, Ltd.(a)	2,184	93,388
Hormel Foods Corp.	1,092	62,081
Keurig Green Mountain, Inc.	448	50,055
The Kroger Co.	534	40,936
Lorillard, Inc.	908	59,338
Mead Johnson Nutrition Co.	486	48,858
Monster Beverage Corp.(a)	368	50,929
Sprouts Farmers Market, Inc.(a)	1,502	52,915
Tyson Foods, Inc. - Class A	797	30,525
Whole Foods Market, Inc.	1,513	78,798

		869,740

Energy 8.49%
Anadarko Petroleum Corp.	660	54,655
Cameron International Corp.(a)	1,284	57,934
EOG Resources, Inc.	1,862	170,727
Hess Corp.	770	52,260
Kinder Morgan, Inc.	4,105	172,656

	Shares	Value
Energy (continued)
Noble Corp. PLC	3,337	$47,652
Oasis Petroleum, Inc.(a)	2,024	28,781
Oceaneering International, Inc.	2,222	119,833
Pioneer Natural Resources Co.	429	70,146
Schlumberger, Ltd.	671	55,988
SM Energy Co.	1,989	102,792
Valero Energy Corp.	4,077	259,378

		1,192,802

Financials 14.37%
Arch Capital Group, Ltd.(a)	1,262	77,739
Capital One Financial Corp.	1,546	121,856
CBRE Group, Inc. - Class A(a)	1,228	47,536
Cincinnati Financial Corp.	1,483	79,014
Citigroup, Inc.	689	35,497
Comerica, Inc.	1,792	80,873
Crown Castle International Corp., REIT	900	74,286
Duke Realty Corp., REIT	2,458	53,511
The Goldman Sachs Group, Inc.	689	129,511
The Hartford Financial Services Group, Inc.	1,453	60,764
Huntington Bancshares, Inc.	3,068	33,901
KeyCorp	5,672	80,316
LPL Financial Holdings, Inc.	2,838	124,475
McGraw Hill Financial, Inc.	1,405	145,277
MetLife, Inc.	721	36,447
Moody’s Corp.	636	66,017
The PNC Financial Services Group, Inc.	1,016	94,732
Principal Financial Group, Inc.	1,201	61,695
Realogy Holdings Corp.(a)	1,423	64,718
Regions Financial Corp.	13,778	130,202
Reinsurance Group of America, Inc.	871	81,169
Senior Housing Properties Trust, REIT	3,089	68,545
Simon Property Group, Inc., REIT	403	78,843
T Rowe Price Group, Inc.	1,889	152,971
US Bancorp	900	39,303

		2,019,198

Health Care 13.31%
AbbVie, Inc.	546	31,963
Actavis PLC(a)	249	74,107
Aetna, Inc.	624	66,475
AmerisourceBergen Corp.	903	102,644
Amgen, Inc.	1,073	171,518
Biogen, Inc.(a)	220	92,893
Celgene Corp.(a)	298	34,353
Cerner Corp.(a)	777	56,923
The Cooper Cos., Inc.	194	36,359
Edwards Lifesciences Corp.(a)	602	85,761
Eli Lilly & Co.	451	32,765
Envision Healthcare Holdings, Inc.(a)	1,231	47,209
Gilead Sciences, Inc.(a)	1,460	143,270
Hospira, Inc.(a)	1,528	134,219
Mallinckrodt PLC(a)	567	71,811
McKesson Corp.	273	61,753
Medivation, Inc.(a)	1,226	158,240
Mettler-Toledo International, Inc.(a)	104	34,180
Quintiles Transnational Holdings, Inc.(a)	582	38,977

	Shares	Value
Health Care (continued)
Salix Pharmaceuticals, Ltd.(a)	516	$89,170
Sirona Dental Systems, Inc.(a)	834	75,052
Tenet Healthcare Corp.(a)	817	40,450
UnitedHealth Group, Inc.	750	88,718
Waters Corp.(a)	818	101,693

		1,870,503

Industrials 10.76%
AGCO Corp.	1,325	63,123
B/E Aerospace, Inc.	2,258	143,654
The Boeing Co.	1,179	176,944
CH Robinson Worldwide, Inc.	716	52,426
Delta Air Lines, Inc.	1,435	64,518
Fortune Brands Home & Security, Inc.	1,355	64,335
Genesee & Wyoming, Inc. - Class A(a)	1,682	162,212
Honeywell International, Inc.	1,591	165,957
Snap-on, Inc.	512	75,295
Southwest Airlines Co.	1,328	58,830
Stanley Black & Decker, Inc.	1,408	134,266
TransDigm Group, Inc.	342	74,802
Trinity Industries, Inc.	1,894	67,256
United Continental Holdings, Inc.(a)	1,074	72,227
United Technologies Corp.	1,163	136,304

		1,512,149

Information Technology 20.75%
Alliance Data Systems Corp.(a)	378	111,983
Amphenol Corp. - Class A	2,463	145,144
Arrow Electronics, Inc.(a)	1,512	92,459
Avnet, Inc.	848	37,736
Citrix Systems, Inc.(a)	860	54,928
Cognizant Technology Solutions Corp. - Class A(a)	2,254	140,627
eBay, Inc.(a)	1,632	94,134
Equinix, Inc., REIT	271	63,102
F5 Networks, Inc.(a)	728	83,676
FleetCor Technologies, Inc.(a)	613	92,514
Gartner, Inc.(a)	649	54,419
Global Payments, Inc.	1,083	99,289
Google, Inc. - Class C(a)	158	86,584
Intuit, Inc.	705	68,357
Juniper Networks, Inc.	2,845	64,240
Lam Research Corp.	1,694	118,978
LinkedIn Corp. - Class A(a)	477	119,184
Marvell Technology Group, Ltd.	10,907	160,333
Micron Technology, Inc.(a)	2,297	62,318
QUALCOMM, Inc.	1,023	70,935
Rackspace Hosting, Inc.(a)	2,412	124,435
Red Hat, Inc.(a)	2,954	223,765
SanDisk Corp.	635	40,398
Trimble Navigation, Ltd.(a)	3,979	100,271
Twitter, Inc.(a)	1,336	66,907
Vantiv, Inc. - Class A(a)	5,642	212,704
VeriSign, Inc.(a)	1,396	93,490
Visa, Inc. - Class A	2,215	144,883
Western Digital Corp.	350	31,854

	Shares	Value
Information Technology (continued)
Xilinx, Inc.	1,367	$57,824

		2,917,471

Materials 3.83%
Avery Dennison Corp.	2,011	106,402
FMC Corp.	833	47,689
Martin Marietta Materials, Inc.	1,242	173,632
Packaging Corp. of America	2,075	162,244
Reliance Steel & Aluminum Co.	801	48,925

		538,892

Telecommunication Services 1.19%
Level 3 Communications, Inc.(a)	733	39,465
SBA Communications Corp. - Class A(a)	430	50,353
Verizon Communications, Inc.	1,594	77,516

		167,334

Utilities 2.02%
Alliant Energy Corp.	1,157	72,891
Integrys Energy Group, Inc.	1,327	95,571
MDU Resources Group, Inc.	2,536	54,118
UGI Corp.	1,887	61,497

		284,077

TOTAL COMMON STOCKS
(Cost $13,833,889)		13,776,614

EXCHANGE TRADED FUNDS 1.20%
SPDR® S&P 500® ETF Trust	815	168,240

TOTAL EXCHANGE TRADED FUNDS
(Cost $171,048)		168,240

Total Investments - 99.21%
(Cost $14,004,937)		13,944,854

Other Assets in Excess of Liabilities - 0.79%		111,121

NET ASSETS - 100.00%		$14,055,975

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

TRANSPARENT VALUE TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

1. ORGANIZATION

Transparent Value Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware statutory trust by an Agreement and Declaration of Trust (the “Declaration of Trust”) dated June 8, 2009. As of March 31, 2015, the Trust offered 11 registered funds (“Series”). The financial statements and financial highlights herein relate to Transparent Value Directional Allocation VI Portfolio (the “Portfolio”). The Portfolio commenced operations on May 6, 2014.

The Portfolio’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Transparent Value Directional Allocation IndexSM (the “Allocation Index” or “Index”).

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. The Portfolio offers Class I, Class II and Class III shares. Class I, Class II and Class III shares are sold without a sales load. Class I shares bear fees to pay for non-distribution related services provided to shareholders (“Service Fees”). Class II shares bear Service Fees as well as fees for distribution, servicing and marketing of such shares pursuant to a Distribution Plan (“12b-1 Fees”). Class III shares are offered without Service Fees or 12b-1 Fees. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses as noted and exclusive rights to vote on matters affecting only individual classes.

Shares of the Portfolio are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Portfolio is considered an investment company for financial reporting purposes under GAAP.

A) Net Asset Value: The net asset values (“NAVs”) of the Portfolio’s share classes (Class I, Class II and Class III) are computed based upon the value of the securities and other assets and liabilities held by the Portfolio. NAVs are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of a security as of the Portfolio’s pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At March 31, 2015, none of the Portfolio’s assets were fair valued pursuant to the Board approved fair valuation policies.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Net realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

E) Distributions to Shareholders: The Portfolio intends to annually distribute to shareholders all of their net income and/or capital gains. Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The Portfolio recharacterizes distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Portfolio records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Schedule of Investments. These recharacterizations are reflected in the accompanying financial statements.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Portfolio uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Portfolio’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Portfolio to measure fair value during the period ended March 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Portfolio’s investments carried at fair value:

Transparent Value Directional Allocation VI Portfolio:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$13,776,614	$–	$–	$13,776,614
Exchange Traded Funds	$168,240	$–	$–	$168,240
TOTAL	$13,944,854	$–	$–	$13,944,854

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

It is the Portfolio’s policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period.

For the period ended March 31, 2015, the Portfolio did not have any unobservable inputs (Level 3) used in determining fair value.

4. INCOME TAX

The Portfolio’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Portfolio has qualified and intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, for federal income tax purposes and to distribute substantially all net investment income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Management has reviewed the Portfolio’s tax positions and concluded that the Portfolio has no material uncertain tax position at December 31, 2014. As of and during the period ended December 31, 2014, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio will file U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. The Portfolio’s inception date was May 6, 2014, therefore no tax returns have been filed.

Net unrealized appreciation (depreciation) of investments based on federal tax costs as of March 31, 2015 were as follows:

Transparent Value Directional Allocation VI Portfolio:

Gross appreciation (excess of value over tax cost)	$300,735
Gross depreciation (excess of tax cost over value)	(361,805)
Net unrealized depreciation	$(61,070)
Cost of investments for income tax purposes	$14,005,924

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, Principal Executive Officer

Date:	May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, Principal Executive Officer

Date:	May 27, 2015

By:	/s/ Keith D. Kemp
Keith D. Kemp, Principal Financial Officer

Date:	May 27, 2015